Revenue - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Revenue From Contract With Customers [Line Items]
Revenue expected to be recognised in future periods	£ 13,750	£ 14,296
Operating lease income	2,297
Income from subleasing right-of-use assets	41
Contract liability recognised as revenue	1,094	1,216
Impairment losses on contract assets	59	36
ICT and Managed Networks and Equipment and Other Services
Revenue From Contract With Customers [Line Items]
Revenue expected to be recognised in future periods	£ 8,191	9,425
Expected revenue recognition period	3 years
Fixed Access and Mobile Subscription
Revenue From Contract With Customers [Line Items]
Revenue expected to be recognised in future periods	£ 5,559	£ 4,871
Expected revenue recognition period	2 years
Specific items related to COVID-19
Revenue From Contract With Customers [Line Items]
Impairment losses on contract assets	£ 21